DEPRECIATION, AMORTIZATION, AND IMPAIRMENT (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization
Depreciation of property, plant, and equipment	$ (54,987)	$ (55,623)	$ (45,025)
Amortization of Intangible assets	(24,293)	(22,200)	(20,334)
Total depreciation and amortization	(79,280)	(77,823)	(65,359)
Impairment of property, plant, and equipment	(39)	(354)	(234)
Impairment of intangibles		(5,290)
Total	$ (79,319)	$ (83,467)	$ (65,593)